Financial - risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)
2023
Exchange rate	10%	66,003
Exchange rate	(10)%	(66,003)

2022
Exchange rate	10%	58,032
Exchange rate	(10)%	(58,032)

2021
Exchange rate	10%	56,122
Exchange rate	(10)%	(56,122)

Schedule of interest rates risk

A table showing the effect in profit or loss of the variations of interest rates:

		Effect on profit
	Increase/decrease of	(loss) before
	LIBOR/SOFR	income tax
	(Percentage rates)	US$(000)
2023
Interest rate	10%	24
Interest rate	(10)%	(24)

2022
Interest rate	10%	(1,315)
Interest rate	(10)%	1,315

2021
Interest rate	10%	(1,414)
Interest rate	(10)%	1,414

Schedule of information about the credit risk exposure

Set out below is the information about the credit risk exposure on the Group’s trade and other receivables:

		Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2023 -
Trade receivables	181,492	—	—	22,276	203,768
Other receivables	671,707	—	—	4,141	675,848
	853,199	—	—	26,417	879,616
Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(26,417)	(26,417)

As of December 31, 2022 -
Trade receivables	146,070	—	—	22,276	168,346
Other receivables	749,456	—	—	4,106	753,562
	895,526	—	—	26,382	921,908
Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(26,382)	(26,382)

Schedule of financial liabilities by remaining maturity

An analysis of the Group’s financial liabilities classified according to their aging is presented below, based on undiscounted contractual payments:

				More than 5
	Less than	Between 1	Between 2	years	Total
	1 year	and 2 years	and 5 years	( 2029 and
	(2024)	(2025)	(2026 to 2028)	thereafter)
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2023 -
Trade and other payables	288,570	—	—	—	288,570
Financial obligation – capital	31,034	97,409	574,194	—	702,637
Financial obligation – interest	37,453	40,066	31,093	—	108,612
Lease – capital	3,429	1,515	2,523	2,853	10,320
Lease – interest	239	256	757	1,979	3,231
Contingent consideration liability	—	—	13,274	35,513	48,787

	360,725	139,246	621,841	40,345	1,162,157

As of December 31, 2022 -
Trade and other payables	240,737	—	—	—	240,737
Financial obligation – capital	31,034	104,159	598,568	—	733,761
Financial obligation – interest	39,256	45,770	64,279	—	149,305
Lease – capital	3,638	2,282	2,794	4,238	12,952
Lease – interest	42	18	242	1,136	1,438
Contingent consideration liability	—	—	11,937	31,934	43,871

	314,707	152,229	677,820	37,308	1,182,064

Sociedad Minera Cerro Verde S.A.A.
Disclosure of financial risk management objectives and policies [Line Items]
Schedule of foreign-currency exchange rates risk

Effect on profit
before income tax
US$(000)

December 31, 2023
10% increase in future copper prices	91,734
10% decrease in future copper prices	(91,734)

December 31, 2022
10% increase in future copper prices	123,181
10% decrease in future copper prices	(123,181)

December 31, 2021
10% increase in future copper prices	140,420
10% decrease in future copper prices	(140,420)

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)

2023
Exchange rate	5%	(28,316)
Exchange rate	(5)%	28,316

2022
Exchange rate	5%	(23,801)
Exchange rate	(5)%	23,801

2021
Exchange rate	5%	(7,782)
Exchange rate	(5)%	7,782

Schedule of financial liabilities by remaining maturity

The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes, accruals and benefits to employees, as of December 31, 2023 and 2022:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2023
Trade accounts payable (see Note 8)	—	276,541	4,159	1,047	—	281,747
Accounts payable - related parties (see Note 4)	—	2,087	1,381	—	—	3,468
Lease liabilities (see Note 10)	—	1,420	8,489	49,683	—	59,592
Other accounts payable (see Note 9)	—	14,818	4,429	—	—	19,247

Total		294,866	18,458	50,730	—	364,054

As of December 31, 2022
Trade accounts payable (see Note 8)	—	316,460	2,923	1,017	—	320,400
Accounts payable - related parties (see Note 4)	—	1,740	1,434	—	—	3,174
Lease liabilities (see Note 10)	—	1,036	5,992	45,033	11,064	63,125
Other accounts payable (see Note 9)	—	15,293	45,339	—	—	60,632

Total	—	334,529	55,688	46,050	11,064	447,331